condensed interim consolidated financial statements	6 Months Ended
Jun. 30, 2022
condensed interim consolidated financial statements
condensed interim consolidated financial statements
1	condensed interim consolidated financial statements

(a)Basis of presentation

The notes presented in our condensed interim consolidated financial statements include only significant events and transactions and are not fully inclusive of all matters normally disclosed in our annual audited financial statements; thus, our interim consolidated financial statements are referred to as condensed. Our condensed interim consolidated financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2021.

Our condensed interim consolidated financial statements are expressed in Canadian dollars and follow the same accounting policies and methods of their application as set out in our consolidated financial statements for the year ended December 31, 2021. The generally accepted accounting principles that we use are International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS-IASB) and Canadian generally accepted accounting principles. Our condensed interim consolidated financial statements comply with International Accounting Standard 34, Interim Financial Reporting and reflect all adjustments (which are of a normal recurring nature) that are, in our opinion, necessary for a fair statement of the results for the interim periods presented.

These consolidated financial statements for the three-month and six-month periods ended June 30, 2022, were authorized by our Board of Directors for issue on August 5, 2022.

(b)Financial instruments – recognition and measurement

In respect of the recognition and measurement of financial instruments, we have adopted the following policies:

●	Regular-way purchases or sales of financial assets or financial liabilities (purchases or sales that require actual delivery of financial assets or financial liabilities) are recognized on the settlement date. We have selected this method as the benefits of using the trade date method were not expected to exceed the costs of selecting and implementing that method.
●	Transaction costs, other than in respect of items held for trading, are added to the initial fair value of the acquired financial asset or financial liability. We have selected this method as we believe that it results in a better matching of the transaction costs with the periods in which we benefit from those costs.
●	A contract to receive renewable energy credits and the associated virtual power purchase agreement are distinct units of account. We have selected this method as we believe the receipt of the renewable energy credits is an executory contract and the virtual power purchase agreement meets the definition of a derivative.

(c)Inventories

Our inventories primarily consist of mobile handsets, parts and accessories totalling $340 million as at June 30, 2022 (December 31, 2021 – $381 million), and communications equipment held for resale. Inventories are valued at the lower of cost and net realizable value, with cost being determined on an average cost basis. Costs of goods sold for the three-month and six-month periods ended June 30, 2022, totalled $0.5 billion (2021 - $0.5 billion) and $1.0 billion (2021 - $1.0 billion), respectively.